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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-05149
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Business Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Larson       Kirkland, Washington      February 13, 2006
   --------------------------   ---------------------     -----------------
         [Signature]                [City, State]               [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1
                                        --------------------
Form 13F Information Table Entry Total:   12
                                        --------------------
Form 13F Information Table Value Total: $3,345,743
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The following securities, which were previously included on Cascade's Form 13F have been reported on Michael Larson's Form 13F (File No. 28-05147) for the quarter ended December 31, 2005: Berkshire Hathaway (300 shares) and ICOS Corporation.

(2) In calculating the value, Cascade used the price per share for the applicable security as of December 31, 2005.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE
                            AS OF DECEMBER 31, 2005

                                                                   AMOUNT AND TYPE
                                                                     OF SECURITY
                                                        VALUE (2)  SHARES/PRN SH/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP      (X1000)     AMOUNT   PRN   DISCRETION MANAGERS SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL(1)           CLA 084670108 $    352,708      3,980 SH      OTHER              1         3,980
CANADIAN NATL RY CO                     COM 136375102 $  1,236,037 15,452,400 SH      OTHER              1    15,452,400
FISHER COMMUNICATIONS INC               COM 337756209 $     18,880    455,700 SH      OTHER              1       455,700
FOUR SEASONS HOTEL INC           LTD VTG SH 35100E104 $     30,867    620,450 SH      OTHER              1       620,450
GRUPO TELEVISA SA DE CV      SP ADR REP ORD 40049J206 $    391,214  4,859,800 SH      OTHER              1     4,859,800
ICOS Corp(1)                             --        --           --         -- --         --             --            --
NEXTEL PARTNERS INC                     CLA 65333F107 $    243,783  8,725,236 SH      OTHER              1     8,725,236
OTTER TAIL CORP                         COM 689648103 $     74,087  2,556,499 SH      OTHER              1     2,556,499
PAN AMERICAN SILVER CORP                COM 697900108 $     62,442  3,320,000 SH      OTHER              1     3,320,000
PNM RES INC                             COM 69349H107 $    159,664  6,519,550 SH      OTHER              1     6,519,550
REPUBLIC SVCS INC                       COM 760759100 $    680,718 18,128,301 SH      OTHER              1    18,128,301
SEATTLE GENETICS INC                    COM 812578102 $     16,620  3,521,088 SH      OTHER              1     3,521,088
SIX FLAGS INC                           COM 83001P109 $     78,724 10,210,600 SH      OTHER              1    10,210,600